Pension Plans (Net Pension Cost of Defined Benefit Plans) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Japan
Defined Benefit Plan Disclosure [Line Items]
Service cost	¥ 5,542	¥ 5,704	¥ 6,058
Interest cost	1,216	731	791
Expected return on plan assets	(2,702)	(2,739)	(2,663)
Amortization of prior service credit	(84)	(47)	(66)
Amortization of net actuarial loss	59	79	412
Plan amendments	0	(44)	0
Net periodic pension cost	4,031	3,684	4,532
Overseas plans
Defined Benefit Plan Disclosure [Line Items]
Service cost	2,999	3,432	3,947
Interest cost	3,395	2,309	1,329
Expected return on plan assets	(6,362)	(4,982)	(4,192)
Amortization of prior service credit	(354)	(329)	(320)
Amortization of net actuarial loss	11	9	500
Amortization of transition obligation	1	1	1
Net periodic pension cost	¥ (310)	¥ 440	¥ 1,265